Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Revenue from Each Segment, Income from Operations

The following tables present the summary of each segment’s revenues, operating income (loss) which were considered as segment operating performance measure, for the years ended December 31, 2020, 2021 and 2022:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Revenues:
Internet business	1,380,906	653,759	697,387	101,112
AI and others	171,739	130,857	186,679	27,066
Total revenues	1,552,645	784,616	884,066	128,178
Operating income (loss):
Internet business	147,070	(14,178)	(369)	(53)
AI and others	(597,203)	(208,243)	(217,359)	(31,515)
Unallocated expenses(i)	(80,982)	(7,150)	(7,863)	(1,139)
Total operating loss	(531,115)	(229,571)	(225,591)	(32,707)

(i)
Share-based compensation were not allocated to segments.